Debt (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Debt	Outstanding debt, excluding finance leases and net of remaining unamortized discount and issuance costs of $8 million and $10 million as of March 31, 2023 and December 31, 2022, respectively, consisted of the following:

	March 31, 2023	December 31, 2022
Term Loan Facility	$353	$353
Senior Secured Notes	220	219
Senior Unsecured Notes	373	373
ABL Facility	88	80
Other	8	15
Total debt	1,042	1,040
Less: short-term debt and current portion of long-term debt	1,042	1,040
Total long-term debt	$—	$—